Note 8 - Reserve for Share Based Payments (Tables)	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Disclosure of share-based payment arrangement activity [text block]
Year ended	August 31, 2018	August 31, 2017
Balance at beginning of year	$7,674,233	$1,066,863
Shares issued pursuant to RSU plan	(188,722)	(1,040,990)
Share based compensation – RSUs	49,981	262,931
Share based compensation – Stock options	1,614,000	1,725,000
RSU forfeited	(65,098)	(123,571)
Reversal of derivative in gold bullion loan upon change of functional currency to USD	—	5,051,000
Reversal of derivative in gold convertible loans upon change of functional currency to USD	—	108,000
Conversion component of convertible loans	310,000	625,000
Balance at end of year	$9,394,394	$7,674,233